Shareholder Report	12 Months Ended	55 Months Ended	63 Months Ended	99 Months Ended
	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Sustainable High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable High Yield ETF
Class Name	Fidelity® Sustainable High Yield ETF
Trading Symbol	FSYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable High Yield ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable High Yield ETF	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a solid gain for the 12 months ending August 31, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 5.59% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, especially within technology & electronics, media, telecommunications, and energy.
•The top individual relative contributor was a stake in EchoStar (+63%), These securities were not held at period end. The second-largest relative contributor was an overweight in Organon (+22%). An underweight in Altice USA (-30%) also helped versus the benchmark.
•In contrast, the primary detractors from performance versus the benchmark were security selection in consumer goods and retail. Also detracting from our result were picks and an underweight in leisure.
•The largest individual relative detractor was an overweight in Cornerstone Building Brands (-49%). Another notable relative detractor was an overweight in Whirlpool (-10%). An overweight in Accendra Health returned roughly -44% and hurt the fund's relative result.
•Notable changes in positioning include decreased exposure to the media industry and a higher allocation to health care.

Application of FMR's environmental, social, and government ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 15, 2022 through August 31, 2026. Initial investment of $10,000. Fidelity® Sustainable High Yield ETF $10,000 $9,322 $9,959 $11,186 $12,126 ICE® BofA® US High Yield Constrained Index $10,000 $9,295 $9,948 $11,189 $12,099 ICE® US High Yield Best-in-Class ESG Index $10,000 $9,248 $9,853 $11,104 $12,033 Bloomberg U.S. Universal Bond Index $10,000 $9,276 $9,239 $9,971 $10,343 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Sustainable High Yield ETF - NAV A 6.45% 5.78% ICE® BofA® US High Yield Constrained Index A 4.80% 5.37% ICE® US High Yield Best-in-Class ESG Index A 4.99% 5.28% Bloomberg U.S. Universal Bond Index A 2.23% 1.24% A From February 15, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 145,598,058	$ 145,598,058	$ 145,598,058	$ 145,598,058
Holdings Count | shares	371	371	371	371
Advisory Fees Paid, Amount	$ 567,853
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$145,598,058
Number of Holdings	371
Total Advisory Fee	$567,853
Portfolio Turnover	99%

Holdings [Text Block]	AA 0.1 A 0.2 BBB 3.1 BB 50.4 B 27.6 CCC,CC,C 13.0 Not Rated 3.1 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AA - 0.1 A - 0.2 BBB - 3.1 BB - 50.4 B - 27.6 CCC,CC,C - 13.0 Not Rated - 3.1 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 87.2 Bank Loan Obligations 9.9 Preferred Stocks 0.5 Common Stocks 0.5 Preferred Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 87.2 Bank Loan Obligations - 9.9 Preferred Stocks - 0.5 Common Stocks - 0.5 Preferred Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 91.9 Canada 1.8 Ghana 1.2 Switzerland 1.0 Luxembourg 1.0 France 0.7 Colombia 0.7 Brazil 0.6 Nigeria 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Canada - 1.8 Ghana - 1.2 Switzerland - 1.0 Luxembourg - 1.0 France - 0.7 Colombia - 0.7 Brazil - 0.6 Nigeria - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) CVS Health Corp 2.7 Hilton Domestic Operating Co Inc 2.3 Tenet Healthcare Corp 2.3 PG&E Corp 2.3 XPLR Infrastructure Operating Partners LP 2.2 Block Inc 2.2 Wayfair LLC 2.0 NRG Energy Inc 2.0 Sunoco LP 1.9 Level 3 Financing Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Preferred Securities & Income ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Preferred Securities & Income ETF
Class Name	Fidelity® Preferred Securities & Income ETF
Trading Symbol	FPFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Preferred Securities & Income ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Preferred Securities & Income ETF	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a solid gain for the 12 months ending August 31, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection in the utility and telecommunications industries were the primary detractors from the fund's performance versus the benchmark, the ICE U.S. All Capital Securities Constrained Custom Index, for the fiscal year.
•The largest individual relative detractor was an overweight in T-Mobile USA (-6%). This period we increased our position in T-Mobile. A second notable relative detractor was an overweight in AT&T (-9%), another position we increased this period. Also hurting the fund's result was an overweight in Southern (-4%). This period we increased our position in Southern, which was one of the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were security selection and an overweight in energy, along with our picks in financial services. The fund's stake in cash also helped relative performance this period.
•The top individual relative contributor was an overweight in Energy Transfer Group (+8%), the fund's largest holding and a position we increased the past 12 months. The second-largest relative contributor was an overweight in BNY Mellon (+6%). A third relative contributor was timely non-benchmark exposure to Compass Holdings (+21%), which was not held on August 31.
•Notable changes in positioning include decreased exposure to financial services and a higher allocation to banking.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2026. Initial investment of $10,000. Fidelity® Preferred Securities & Income ETF $10,000 $10,144 $8,673 $8,863 $10,131 $10,614 ICE® BofA® US All Capital Securities Index $10,000 $10,116 $8,958 $8,941 $10,243 $10,819 ICE U.S. All Capital Securities Constrained Custom Index $10,000 $10,118 $8,948 $8,898 $10,196 $10,771 Bloomberg U.S. Universal Bond Index $10,000 $10,125 $8,925 $8,890 $9,594 $9,951 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Preferred Securities & Income ETF - NAV A 2.52% 1.41% 1.63% ICE® BofA® US All Capital Securities Index A 3.01% 1.96% 2.10% ICE U.S. All Capital Securities Constrained Custom Index A 3.00% 1.86% 2.01% Bloomberg U.S. Universal Bond Index A 2.23% 0.10% 0.33% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 79,324,127	$ 79,324,127	$ 79,324,127	$ 79,324,127
Holdings Count | shares	332	332	332	332
Advisory Fees Paid, Amount	$ 461,497
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$79,324,127
Number of Holdings	332
Total Advisory Fee	$461,497
Portfolio Turnover	19%

Holdings [Text Block]	A 5.7 BBB 27.5 BB 27.4 B 1.4 CCC,CC,C 0.4 Not Rated 0.2 Equities 34.2 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 5.7 BBB - 27.5 BB - 27.4 B - 1.4 CCC,CC,C - 0.4 Not Rated - 0.2 Equities - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Preferred Securities 39.3 Preferred Stocks 34.2 Corporate Bonds 23.3 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Preferred Securities - 39.3 Preferred Stocks - 34.2 Corporate Bonds - 23.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 85.6 Canada 6.1 Japan 4.0 France 1.7 United Kingdom 1.6 Germany 0.7 Ireland 0.2 Monaco 0.1 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.6 Canada - 6.1 Japan - 4.0 France - 1.7 United Kingdom - 1.6 Germany - 0.7 Ireland - 0.2 Monaco - 0.1 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Energy Transfer LP 6.5 Citigroup Inc 4.2 Goldman Sachs Group Inc/The 3.8 Enbridge Inc 2.9 JPMorgan Chase & Co 2.4 Bank of America Corp 2.2 PNC Financial Services Group Inc/The 1.9 Nippon Life Insurance Co 1.7 Wells Fargo & Co 1.6 NextEra Energy Capital Holdings Inc 1.6 28.8
Fidelity Enhanced High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced High Yield ETF
Class Name	Fidelity® Enhanced High Yield ETF
Trading Symbol	FDHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced High Yield ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced High Yield ETF	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a solid gain for the 12 months ending August 31, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 6.83% and contributed to performance versus the benchmark, the ICE BofA BB-B US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by energy, basic industry and media.
•The top individual relative contributor was an overweight in DIRECTV Financing (+14%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in EnQuest (+13%). An underweight in Virgin Media Secured Finance (-10%) also contributed versus the benchmark. It was not held at period end.
•In contrast, the primary detractors from performance versus the benchmark were our choices and an overweight in financial services. Security selection in automotive also hampered the fund's result.
•The biggest individual relative detractor was a stake in goeasy (-10%), which was sold by August 31. A second notable relative detractor was an overweight in Pagaya US Holdings (-5%). A non-benchmark stake in Chicago Board of Trade returned about -2% and notably hurt. It was not held at period end.
•Notable changes in positioning include decreased exposure to the financial services industry and a higher allocation to utility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 12, 2018 through August 31, 2026. Initial investment of $10,000. Fidelity® Enhanced High Yield ETF $10,000 $10,159 $11,122 $12,191 $13,246 $11,677 $12,483 $14,006 $15,030 ICE® BofA® BB-B US High Yield Constrained Index $10,000 $10,149 $10,965 $11,488 $12,461 $11,189 $11,941 $13,368 $14,329 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $11,132 $11,846 $11,950 $10,534 $10,492 $11,323 $11,745 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Enhanced High Yield ETF - NAV A 6.41% 3.84% 5.88% ICE® BofA® BB-B US High Yield Constrained Index A 5.32% 3.90% 5.13% Bloomberg U.S. Universal Bond Index A 2.23% 0.10% 2.25% A From June 12, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 605,508,653	$ 605,508,653	$ 605,508,653	$ 605,508,653
Holdings Count | shares	297	297	297	297
Advisory Fees Paid, Amount	$ 1,731,940
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$605,508,653
Number of Holdings	297
Total Advisory Fee	$1,731,940
Portfolio Turnover	55%

Holdings [Text Block]	BBB 5.2 BB 38.5 B 50.3 CCC,CC,C 3.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 5.2 BB - 38.5 B - 50.3 CCC,CC,C - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 96.8 Preferred Securities 0.9 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 96.8 Preferred Securities - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 79.6 Canada 5.2 United Kingdom 2.6 Australia 2.5 Denmark 1.4 Guatemala 1.2 Cameroon 1.0 France 0.9 Italy 0.9 Others 4.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.6 Canada - 5.2 United Kingdom - 2.6 Australia - 2.5 Denmark - 1.4 Guatemala - 1.2 Cameroon - 1.0 France - 0.9 Italy - 0.9 Others - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 2.7 CoreWeave Inc 1.5 Resorts World Las Vegas LLC / RWLV Capital Inc 1.5 Genmab A/S/Genmab Finance LLC 1.4 Rithm Capital Corp 1.3 AmeriGas Partners LP / AmeriGas Finance Corp 1.3 Delek Logistics Partners LP / Delek Logistics Finance Corp 1.3 Brookfield Residential Properties Inc / Brookfield Residential US LLC 1.2 Millicom International Cellular SA 1.2 Icahn Enterprises LP / Icahn Enterprises Finance Corp 1.2 14.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]
The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity CLO ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® CLO ETF
Class Name	Fidelity® CLO ETF
Trading Symbol	FCLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® CLO ETF for the period February 10, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® CLO ETFA	$ 0 B	0.00%C
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50
CAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the Co-Portfolio Managers' selection among collateralized loan obligations - a type of asset-backed security that is typically collateralized by a diverse pool of leveraged loans - contributed to the ETF's performance versus the J.P. Morgan CLO High Quality Mezzanine Index.
•In contrast, the ETF's yield-curve positioning - including a slightly longer-than-benchmark spread duration - modestly detracted from relative performance.
•The majority of the fund's assets are invested in floating-rate CLOs rated from BBB+ to B- (or, if unrated, determined to be of comparable quality), typically referred to as "mezzanine" and "junior" debt tranches. The ETF also may invest a portion of assets (up to 30%) in higher-rated CLO debt tranches, as well as in cash or other short-term instruments, such as money market instruments or money market funds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2026 through August 31, 2026. Initial investment of $10,000. Fidelity® CLO ETF $10,000 J.P. Morgan CLO High Quality Mezzanine Index $10,000 Bloomberg U.S. Universal Bond Index $10,000 2026
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 31,322,260	$ 31,322,260	$ 31,322,260	$ 31,322,260
Holdings Count | shares	80	80	80	80
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$31,322,260
Number of Holdings	80
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	AAA 7.6 AA 1.6 A 9.7 BBB 26.4 BB 10.0 Not Rated 42.5 Equities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.6 AA - 1.6 A - 9.7 BBB - 26.4 BB - 10.0 Not Rated - 42.5 Equities - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Asset-Backed Securities 95.3 CMOs and Other Mortgage Related Securities 2.5 Fixed-Income Funds 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Asset-Backed Securities - 95.3 CMOs and Other Mortgage Related Securities - 2.5 Fixed-Income Funds - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Grand Cayman (UK Overseas Ter) 79.4 United States 10.3 Bailiwick Of Jersey 8.7 Bermuda 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Grand Cayman (UK Overseas Ter) - 79.4 United States - 10.3 Bailiwick Of Jersey - 8.7 Bermuda - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Magnetite XXI Ltd 3.2 Ocp CLO Aegis Ltd 2.9 Freddie Mac STACR REMIC Trust 2.5 Galaxy CLO Ltd 2.4 Elmwood CLO Ltd 2.4 Rowe CLO Ltd 2.2 Neuberger Berman Loan Advisers CLO 46 Ltd 2.1 Sandstone Peak III Ltd 2.0 Elmwood CLO 25 Ltd 2.0 Anchorage Capital CLO Ltd 2.0 23.7